Provisions for tax, labor and civil risks (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provisions for tax, labor and civil risks
Provisions for labor lawsuits whose risk of loss	R$ 0
Contingent liabilities	R$ 175	R$ 179